Eaton Vance
Pennsylvania Municipal Income Fund
October 31, 2025
Portfolio of Investments (Unaudited)

Tax-Exempt Municipal Obligations — 99.8%
Security	Principal Amount (000's omitted)	Value
Bond Bank — 3.0%
Delaware Valley Regional Finance Authority, PA, 5.75%, 7/1/32	$4,500	$ 5,247,324
		$ 5,247,324
Cogeneration — 0.3%
Northampton County Industrial Development Authority, PA, (Northampton Generating), (AMT), 5.00%, 6/30/27(1)	$1,323	$ 582,311
		$ 582,311
Education — 13.7%
Allegheny County Higher Education Building Authority, PA, (Carnegie Mellon University), (SPA: Bank of New York Mellon), 3.75%, 12/1/37(2)	$5,520	$ 5,520,000
Bethlehem Redevelopment Authority, PA, (Moravian University), 5.25%, 10/1/49	1,600	1,619,253
Bucks County Industrial Development Authority, PA, (George School):
3.00%, 9/15/38	850	763,207
3.75%, 9/15/43	615	583,082
Delaware County Authority, PA, (Haverford College), 5.00%, 10/1/42	1,075	1,088,627
Lehigh County General Purpose Authority, PA, (Lehigh Valley Academy Regional Charter School), 4.00%, 6/1/57	3,445	2,792,729
Pennsylvania Economic Development Financing Authority, (Villanova University), 4.00%, 8/1/54	2,925	2,694,008
Pennsylvania Higher Educational Facilities Authority, (Bryn Mawr College), 4.00%, 12/1/48	2,475	2,383,301
Pennsylvania State University, 5.00%, 9/1/49	2,875	2,949,781
Scranton-Lackawanna Health and Welfare Authority, PA, (University of Scranton):
5.00%, 11/1/33	645	721,884
5.00%, 11/1/34	470	526,862
Southcentral Pennsylvania General Authority, (York College of Pennsylvania), 5.00%, 5/1/45	505	517,457
University of Pittsburgh, PA, 4.00%, 9/15/44	1,470	1,405,346
		$ 23,565,537
Electric Utilities — 4.0%
Philadelphia, PA, Gas Works Revenue:
5.00%, 8/1/47	$3,000	$ 3,030,826
5.25%, 8/1/49	2,145	2,278,654
Security	Principal Amount (000's omitted)	Value
Electric Utilities (continued)
Philadelphia, PA, Gas Works Revenue: (continued)
(LOC: TD Bank, N.A.), 3.32%, 8/1/31(3)	$1,500	$ 1,500,000
		$ 6,809,480
General Obligations — 15.2%
Abington Heights School District, PA, 5.25%, 9/1/50	$900	$ 947,682
Allegheny County, PA, 5.00%, 11/1/43	1,690	1,740,748
Bethel Park School District, PA, 5.25%, 8/1/43	2,050	2,227,020
Canon McMillan School District, PA, 5.25%, 12/1/50	2,000	2,130,857
Central Dauphin School District, PA, 5.00%, 2/1/43	1,125	1,213,569
Cornwall-Lebanon School District, PA, 4.00%, 2/15/47	1,250	1,213,485
Delaware County, PA:
5.00%, 8/1/43	1,250	1,347,519
5.00%, 8/1/45	1,005	1,071,375
Haverford Township School District, PA, 5.00%, 3/15/44	500	527,352
Methacton School District, PA, 5.25%, 7/15/48	530	560,123
Moon Area School District, PA, 5.00%, 5/15/47	1,500	1,554,596
Muhlenberg School District, PA:
5.00%, 5/15/49	1,000	1,036,850
5.00%, 5/15/50	975	1,016,878
5.00%, 5/15/55	1,000	1,039,605
Norristown Area School District, PA:
5.00%, 10/1/43(4)	1,100	1,168,065
5.00%, 10/1/44(4)	1,200	1,265,280
Northampton County, PA:
5.00%, 10/1/39	235	260,530
5.00%, 10/1/40	145	159,634
5.00%, 10/1/41	660	719,745
Parkland School District, PA, 5.00%, 2/1/49	1,100	1,148,535
Philadelphia, PA, 5.25%, 8/1/44	500	550,985
Puerto Rico:
5.625%, 7/1/29	500	534,160
5.75%, 7/1/31	750	832,057
Wilson School District, PA, 5.00%, 5/15/42	1,745	1,880,494
		$ 26,147,144
Hospital — 11.7%
Allegheny County Hospital Development Authority, PA, (Allegheny Health Network Obligated Group):
4.00%, 4/1/44	$1,750	$ 1,631,054
5.00%, 4/1/47	1,815	1,823,258
Centre County Hospital Authority, PA, (Mount Nittany Medical Center):
Series 2016B, 4.00%, 11/15/47	1,575	1,445,567
Series 2018A, 4.00%, 11/15/47	500	461,520

Eaton Vance
Pennsylvania Municipal Income Fund
October 31, 2025
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Hospital (continued)
Chester County Health and Education Facilities Authority, PA, (Main Line Health System), 4.00%, 10/1/42	$1,265	$ 1,207,155
Geisinger Authority, PA, (Geisinger Health System):
4.00%, 4/1/39	1,010	1,005,569
5.00%, 2/15/45	200	201,854
Lehigh County General Purpose Authority, PA, (Lehigh Valley Health Network), 4.00%, 7/1/49	2,000	1,777,086
Montgomery County Higher Education and Health Authority, PA, (Thomas Jefferson University Obligated Group), 5.00%, 5/1/57	1,805	1,818,782
Pennsylvania Economic Development Financing Authority, (UPMC):
4.00%, 11/15/47	1,975	1,807,568
4.00%, 5/15/53	1,000	875,465
5.00%, 3/15/43	1,000	1,057,848
Pennsylvania Higher Educational Facilities Authority, (University of Pennsylvania Health System), 4.00%, 8/15/49	2,000	1,820,959
Philadelphia Authority for Industrial Development, PA, (Children's Hospital of Philadelphia), 4.00%, 7/1/49	1,965	1,832,998
Southcentral Pennsylvania General Authority, (WellSpan Health Obligated Group), 4.00%, 6/1/49	1,500	1,355,036
		$ 20,121,719
Housing — 4.2%
Pennsylvania Housing Finance Agency, (Darby Townhouses), (FNMA), 4.90%, 6/1/41	$858	$ 911,760
Pennsylvania Housing Finance Agency, SFMR:
2.50%, 10/1/45	1,350	983,911
3.50%, 10/1/36	990	986,278
Social Bonds, 4.40%, 10/1/38	1,000	1,032,750
Social Bonds, 5.00%, 10/1/50	790	798,784
Social Bonds, 5.15%, 10/1/45	1,000	1,025,248
Social Bonds, 5.45%, 4/1/51	1,500	1,573,512
		$ 7,312,243
Industrial Development Revenue — 0.9%
Luzerne County Industrial Development Authority, PA, (Pennsylvania-American Water Co.), (AMT), 2.45% to 12/3/29 (Put Date), 12/1/39	$750	$ 690,944
Pennsylvania Economic Development Financing Authority, (Covanta), Green Bonds, (AMT), 3.25%, 8/1/39(5)	1,000	807,682
		$ 1,498,626
Security	Principal Amount (000's omitted)	Value
Insured - Education — 0.5%
State Public School Building Authority, PA, (Delaware County Community College), (BAM), 4.125%, 10/1/48	$1,005	$ 952,802
		$ 952,802
Insured - Electric Utilities — 0.7%
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/34	$1,130	$ 1,141,584
		$ 1,141,584
Insured - General Obligations — 3.0%
Hopewell School District, PA, (AG), 0.00%, 9/1/26	$705	$ 685,850
Lake-Lehman School District, PA, (NPFG), 0.00%, 4/1/26	1,315	1,295,699
Lancaster School District, PA, (AG), 4.00%, 6/1/36	60	60,914
Middletown Area School District, PA, (BAM), 5.00%, 3/1/45	1,110	1,156,459
Northern Lebanon School District, PA, (BAM), 3.00%, 9/1/42	2,245	1,922,115
		$ 5,121,037
Insured - Hospital — 1.2%
Northampton County General Purpose Authority, PA, (St. Luke's University Health Network), (AG), 5.00%, 8/15/49	$190	$ 196,203
Pennsylvania Higher Educational Facilities Authority, (Thomas Jefferson University), (AG), 4.25%, 11/1/51	1,995	1,846,505
		$ 2,042,708
Insured - Housing — 1.3%
Chester County Industrial Development Authority, PA, (University Student Housing LLC), (BAM), 4.00%, 8/1/48	$2,500	$ 2,279,100
		$ 2,279,100
Insured - Transportation — 6.4%
Allegheny County Airport Authority, PA, (Pittsburgh International Airport):
(AG), (AMT), 5.25%, 1/1/44	$4,765	$ 5,077,417
(AG), (AMT), 5.50%, 1/1/41	1,000	1,091,138
(AG), (AMT), 5.50%, 1/1/42	1,000	1,081,895
Pennsylvania Economic Development Financing Authority, (PennDOT Major Bridges Package One), (AG), (AMT), 5.50%, 6/30/42	1,500	1,611,278
Pennsylvania Turnpike Commission, (AG), 6.375%, 12/1/38	2,000	2,123,962
		$ 10,985,690

Eaton Vance
Pennsylvania Municipal Income Fund
October 31, 2025
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Insured - Water and Sewer — 6.9%
Bucks County Water and Sewer Authority, PA, (AG), 4.25%, 12/1/47	$715	$ 710,146
Canonsburg-Houston Joint Authority, PA, (AG), 5.00%, 12/1/40(4)	1,500	1,623,929
Erie Sewer Authority, PA, (BAM), 5.00%, 12/1/46	2,475	2,553,683
Pittsburgh Water and Sewer Authority, PA, (AG), 5.50%, 9/1/47	3,975	4,286,330
Tamaqua Borough Authority, PA, (AG), 4.00%, 11/15/44	1,475	1,416,797
Westmoreland County Municipal Authority, PA, (AG), 5.00%, 8/15/45	1,250	1,315,569
		$ 11,906,454
Lease Revenue/Certificates of Participation — 3.5%
Commonwealth Financing Authority, PA, 5.00%, 6/1/35	$2,950	$ 3,079,067
Pennsylvania Economic Development Financing Authority, (Pennsylvania Rapid Bridge Replacement), 5.00%, 12/31/34	2,920	2,940,413
		$ 6,019,480
Senior Living/Life Care — 5.9%
Adams County General Authority, PA, (The Brethren Home Community), 5.00%, 6/1/54	$2,575	$ 2,462,746
Chester County Health and Education Facilities Authority, PA, (Tel Hai Retirement Community), 5.125%, 6/1/46	1,000	1,010,532
Franklin County Industrial Development Authority, PA, (Menno-Haven, Inc.):
5.00%, 12/1/29	815	824,705
5.00%, 12/1/32	455	461,000
5.00%, 12/1/33	455	460,794
5.00%, 12/1/38	500	500,621
Lancaster County Hospital Authority, PA, (Brethren Village), 5.25%, 7/1/41	1,135	1,115,879
Lancaster Municipal Authority, PA, (Garden Spot Village), 5.00%, 5/1/44	1,200	1,222,430
Lancaster Municipal Authority, PA, (Luthercare), 5.00%, 12/1/45	1,000	1,004,458
Montgomery County Industrial Development Authority, PA, (ACTS Retirement-Life Communities, Inc. Obligated Group), 4.00%, 11/15/43	200	180,350
Montgomery County Industrial Development Authority, PA, (Whitemarsh Continuing Care Retirement Community), 5.00%, 1/1/33	1,000	1,005,626
		$ 10,249,141
Special Tax Revenue — 4.7%
American Samoa Economic Development Authority, 5.00%, 9/1/38(5)	$200	$ 203,886
Security	Principal Amount (000's omitted)	Value
Special Tax Revenue (continued)
Delaware Valley Regional Finance Authority, PA, (LOC: TD Bank, N.A.), 4.00%, 9/1/59(2)	$1,500	$ 1,500,000
Pennsylvania Turnpike Commission, 4.00%, 12/1/51	1,000	910,433
Puerto Rico Sales Tax Financing Corp.:
0.00%, 7/1/27	24	22,712
0.00%, 7/1/29	34	30,090
0.00%, 7/1/31	43	35,224
0.00%, 7/1/33	60	45,533
0.00%, 7/1/46	500	174,918
0.00%, 7/1/51	402	99,817
4.50%, 7/1/34	100	100,027
4.536%, 7/1/53	5	4,537
5.00%, 7/1/58	2,533	2,464,701
Southeastern Pennsylvania Transportation Authority, 5.25%, 6/1/52	2,330	2,431,485
		$ 8,023,363
Student Loan — 0.0%†
Pennsylvania Higher Education Assistance Agency, (AMT), 5.00%, 6/1/34	$10	$ 10,692
		$ 10,692
Transportation — 7.9%
Pennsylvania Economic Development Financing Authority, (PennDOT Major Bridges Package One), (AMT), 5.25%, 6/30/53	$1,000	$ 1,013,514
Pennsylvania Turnpike Commission:
4.25%, 12/1/41	1,125	1,150,941
4.25%, 12/1/44	1,365	1,362,155
5.00%, 12/1/46	820	824,213
5.00%, 12/1/53	2,000	2,101,226
Philadelphia, PA, Airport Revenue:
5.00%, 7/1/47	225	226,960
5.25%, 7/1/44	2,595	2,836,815
(AMT), 5.00%, 7/1/33	1,000	1,096,436
(AMT), 5.00%, 7/1/51	3,000	3,034,924
		$ 13,647,184
Water and Sewer — 4.8%
Allegheny County Sanitary Authority, PA, Sewer Revenue:
4.125%, 12/1/43	$730	$ 726,360
4.25%, 12/1/44	275	274,783
5.00%, 12/1/35	2,000	2,003,221
Clairton Municipal Authority, PA:
4.00%, 12/1/38	1,000	997,495

Eaton Vance
Pennsylvania Municipal Income Fund
October 31, 2025
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Water and Sewer (continued)
Clairton Municipal Authority, PA: (continued)
4.375%, 12/1/42	$1,820	$ 1,789,622
Philadelphia, PA, Water and Wastewater Revenue, 5.50%, 6/1/47	2,365	2,544,565
		$ 8,336,046
Total Tax-Exempt Municipal Obligations (identified cost $170,145,902)		$171,999,665

Taxable Municipal Obligations — 0.9%
Security	Principal Amount (000's omitted)	Value
Cogeneration — 0.1%
Northampton County Industrial Development Authority, PA, (Northampton Generating), 5.00%, 6/30/27(1)	$729	$ 131,215
		$ 131,215
Lease Revenue/Certificates of Participation — 0.8%
Commonwealth Financing Authority, PA, 3.864%, 6/1/38	$1,500	$ 1,392,855
		$ 1,392,855
Total Taxable Municipal Obligations (identified cost $2,074,793)		$ 1,524,070
Total Investments — 100.7% (identified cost $172,220,695)		$173,523,735
Other Assets, Less Liabilities — (0.7)%		$ (1,281,157)
Net Assets — 100.0%		$172,242,578
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
†	Amount is less than 0.05% or (0.05)%, as applicable.
(1)	Represents a payment-in-kind security which may pay interest in additional principal at the issuer’s discretion.
(2)	Variable rate demand obligation that may be tendered at par on any day for payment the same or next business day. The stated interest rate, which generally resets daily, is determined by the remarketing agent and represents the rate in effect at October 31, 2025.
(3)	Variable rate demand obligation that may be tendered at par on any day for payment the lesser of 5 business days or 7 calendar days. The stated interest rate, which generally resets weekly, is determined by the remarketing agent and represents the rate in effect at October 31, 2025.
(4)	When-issued security.
(5)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At October 31, 2025, the aggregate value of these securities is $1,011,568 or 0.6% of the Fund's net assets.
The Fund invests primarily in debt securities issued by Pennsylvania municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. At October 31, 2025, 19.8% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 1.4% to 13.3% of total investments.
Abbreviations:
AG	– Assured Guaranty, Inc.
AMT	– Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
BAM	– Build America Mutual Assurance Co.
FNMA	– Federal National Mortgage Association
LOC	– Letter of Credit
NPFG	– National Public Finance Guarantee Corp.
SFMR	– Single Family Mortgage Revenue
SPA	– Standby Bond Purchase Agreement

The Fund did not have any open derivative instruments at October 31, 2025.
Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Eaton Vance
Pennsylvania Municipal Income Fund
October 31, 2025
Portfolio of Investments (Unaudited) — continued

•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At October 31, 2025, the hierarchy of inputs used in valuing the Fund's investments, which are carried at fair value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Municipal Obligations	$ —	$171,999,665	$ —	$171,999,665
Taxable Municipal Obligations	—	1,524,070	—	1,524,070
Total Investments	$ —	$173,523,735	$ —	$173,523,735
For information on the Fund's policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent annual or semi-annual financial statements.